POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 50.8%
Consumer Discretionary Products — 7.5%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$2,055,000	$ 1,676,667
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	1,491,000	1,296,747
		2,973,414
Consumer Discretionary Services — 3.0%
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	650,000	613,460
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	600,000	584,290
		1,197,750
Industrial Products — 11.5%
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	570,000	570,638
Madison IAQ, LLC, 5.875%, 6/30/29(a)	1,333,000	1,284,803
Material Sciences Corp., 12.329%, 7/9/26(b)(c)	962,213	962,213
SPX Flow, Inc., 8.75%, 4/1/30(a)	830,000	862,360
TK Elevator Holdco GmbH, 7.625%, 7/15/28(a)	880,000	887,382
		4,567,396
Insurance — 3.9%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	610,000	660,102
HUB International Ltd., 7.375%, 1/31/32(a)	860,000	884,616
		1,544,718
Materials — 19.8%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	2,539,000	2,413,564
Century Aluminum Co., 7.50%, 4/1/28(a)	776,000	783,618
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(b)(c)(d)	402,000	—
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	1,524,000	1,478,933
Polished Metals Ltd. Note, Term Loan, 13.704%, 8/14/27(b)(c)(e)	1,153,970	1,153,970
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	1,080,000	1,047,548
Specialty Steel Holdings, Inc., 14.443%, 11/15/26(b)(c)	990,000	990,000
		7,867,633
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — 5.1%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(a)	$290,000	$ 270,293
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	650,000	604,570
Sterling Entertainment Enterprises, LLC, 17.75%, 4/10/26(b)(c)(f)	1,182,440	1,182,440
		2,057,303
TOTAL CORPORATE BONDS (Cost $20,076,301)		20,208,214
SENIOR LOANS† — 40.5%
Consumer Discretionary Products — 0.4%
MajorDrive Holdings IV, LLC, Initial Term Loan, 6/1/28(e)(g)	189,509	182,842
Financial Services — 4.0%
Nexus Buyer, LLC, Second Lien Term Loan, 10.662% (SOFR +635 bps), 11/5/29(e)(g)	522,161	521,101
Saothair T Bailey Acquisition, LLC, Delayed Draw Term Loan, 12/16/29(b)(c)(g)	141,000	141,000
Saothair T Bailey Acquisition, LLC, Term Loan A, 11.353% (SOFR +700 bps), 12/16/29(b)(c)	919,000	919,000
		1,581,101
Health Care — 8.8%
Aveanna Healthcare, LLC, Initial Term Loan, 11.664% (SOFR +715 bps), 12/10/29(e)	1,136,122	1,090,677
CVET Midco 2 LP, Initial Term Loan, 9.329% (SOFR +500 bps), 10/13/29(e)(g)	1,656,172	1,603,175
EyeCare Partners, LLC, Tranche B Term Loan, 5.393% (SOFR +110 bps), 11/30/28(e)	389,235	302,307
EyeCare Partners, LLC, Tranche C Term Loan, 11.143% (SOFR +685 bps), 11/30/28(c)(e)	59,205	11,841
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 12.552% (SOFR +826 bps), 4/16/29(c)(e)	500,000	492,500
		3,500,500

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — 2.5%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.59% (SOFR +626 bps), 5/21/29(e)	$558,175	$ 558,454
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.829% (SOFR +650 bps), 5/21/29(e)	428,099	428,454
		986,908
Industrial Services — 4.5%
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.552% (SOFR +726 bps), 3/2/29(e)	474,202	418,189
LaserShip, Inc., Tranche E Term Loan, 12.278% (SOFR +776 bps), 8/10/29(e)	666,352	163,256
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 8.676% (SOFR +436 bps), 7/7/28(e)	877,738	857,050
RLG Holdings, LLC, Second Lien Closing Date Initial Term Loan, 11.926% (SOFR +761 bps), 7/6/29(c)(e)	454,443	352,194
		1,790,689
Insurance — 5.0%
Asurion, LLC, New B-4 Term Loan, 9.676% (SOFR +536 bps), 1/20/29(e)	2,056,592	1,996,498
Materials — 4.7%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 17.50%, 12/31/27(b)(c)(f)	91,506	88,749
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.162% (SOFR +785 bps), 11/24/28(e)	1,290,000	1,259,362
LABL, Inc., Initial Dollar Term Loan, 9.412% (SOFR +510 bps), 10/29/28(e)	565,627	528,437
		1,876,548
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 6.4%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (SOFR +400 bps), 8/21/28(e)	$950,000	$ 952,774
MH Sub I, LLC, Second Lien Term Loan, 10.562% (SOFR +625 bps), 2/23/29(e)(g)	1,609,974	1,585,825
		2,538,599
Software & Technology Services — 2.4%
Cloudera, Inc., Second Lien Term Loan, 10.412% (SOFR +610 bps), 10/8/29(e)	980,000	950,600
Technology Hardware & Semiconductors — 1.8%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(e)(g)	730,000	701,260
TOTAL SENIOR LOANS (Cost $16,609,355)		16,105,545
	Number of Shares
COMMON STOCKS† — 2.6%
Industrial Products — 0.4%
Utex Industries, Inc.(b)(c)*	2,718	172,892
Materials — 2.2%
Arctic Canadian Diamond Co. Ltd.(b)(c)(f)*	134	13,400
Burgundy Diamond Mines Ltd.(c)(f)*	242,800	8,604
Specialty Steel Holdings, Inc.(b)(c)*	6	852,235
		874,239
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(b)(c)*	10,489	105
TOTAL COMMON STOCKS (Cost $1,484,896)		1,047,236
PREFERRED STOCKS† — 1.8%
Consumer Discretionary Services — 1.8%
Learning Care Group P/S(b)(c)(f)	397	718,570
TOTAL PREFERRED STOCKS (Cost $435,930)		718,570

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Par Value	Value
WARRANTS† — 0.0%
Consumer Discretionary Services — 0.0%
Learning Care Group Warrant, Strike Price: $0.00, 3/13/30(b)(c)(f)*	$117	$ —
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(c)*	2,840	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 95.7% (Cost $38,606,482)		38,079,565
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		1,704,109
NET ASSETS - 100.0%		$39,783,674

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $15,919,591 or 40.02% of net assets.
(b)	Security is fair valued by Polen Capital Credit, LLC (the "Adviser"), in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at January 31, 2025.
(d)	Security is currently in default.
(e)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(f)	Security deemed to be restricted as of January 31, 2025. As of January 31, 2025, the fair value of restricted securities in the aggregate was $2,011,763, representing 5.06% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(g)	All or a portion of this Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System.
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2025
(Unaudited)
A. Portfolio Valuation:
The Polen Credit Opportunities Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. The Fund’s fixed income securities and floating rate loans are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities that do not have a readily available current market value are valued by the Fund’s investment adviser, Polen Capital Credit, LLC (“Polen Credit" or the “Adviser”), as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and determine whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for corporate bonds and senior loans are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Corporate Bonds
Consumer Discretionary Products	$2,973,414	$—	$2,973,414	$—
Consumer Discretionary Services	1,197,750	—	1,197,750	—
Industrial Products	4,567,396	—	3,605,183	962,213
Insurance	1,544,718	—	1,544,718	—
Materials	7,867,633	—	5,723,663	2,143,970
Media	2,057,303	—	874,863	1,182,440
Senior Loans
Consumer Discretionary Products	182,842	—	182,842	—
Financial Services	1,581,101	—	521,101	1,060,000
Health Care	3,500,500	—	3,500,500	—
Industrial Products	986,908	—	986,908	—
Industrial Services	1,790,689	—	1,790,689	—
Insurance	1,996,498	—	1,996,498	—
Materials	1,876,548	—	1,787,799	88,749
Media	2,538,599	—	2,538,599	—
Software & Technology Services	950,600	—	950,600	—
Technology Hardware & Semiconductors	701,260	—	701,260	—
Common Stocks
Industrial Products	172,892	—	—	172,892
Materials	874,239	8,604	—	865,635
Retail & Wholesale - Discretionary	105	—	—	105
Preferred Stocks
Consumer Discretionary Services	718,570	—	—	718,570
Warrants
Industrial Products	—	—	—	—*
Consumer Discretionary Services	—	—	—	—*
Total Assets	$38,079,565	$8,604	$30,876,387	$7,194,574

*	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of January 31, 2025:
	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	02/03/2021*	$—	$13,400
Arctic Canadian Diamond Company Ltd.	Senior Loans	02/03/2021*	91,506	88,749
Burgundy Diamond Mines Ltd.	Common Stocks	07/03/2023*	40,687	8,604
Learning Care Group P/S	Preferred Stocks	03/09/2018*	435,930	718,570
Learning Care Group Warrant	Warrants	03/09/2018*	—	—
Sterling Entertainment Enterprises, LLC	Corporate Bonds	01/22/2025	1,182,440	1,182,440
				$2,011,763

*	The Fund commenced investment operations on August 28, 2023. Simultaneous with the commencement of the Fund’s investment operations, Polen DDJ Strategic Income Plus Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership, reorganized with and transferred substantially all its assets and remaining liabilities into the Fund. The acquisition date listed is the original acquisition date by the Predecessor Fund.
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.